Related Party Transactions, Related Party Loans (Details)		12 Months Ended
	Nov. 14, 2016 USD ($)	Dec. 31, 2017 PromissoryNote
Related Party Loans [Abstract]
Number of notes granted | PromissoryNote		0
Unsecured Promissory Note [Member]
Related Party Loans [Abstract]
Sponsor agreed to loan upto aggregate expenses related to public offering	$ 250,000
Borrowed loan amount in connection with public offering	150,000
Interest charged on note	$ 139
Unsecured Promissory Note [Member] | LIBOR [Member]
Related Party Loans [Abstract]
Interest rate	0.60%